TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER PAYABLES
Schedule of trade payables and other payables

	2022	2021
	£’000	£’000
Trade payables	2,754	10,259
Accruals and other payables	5,042	4,986
Other taxation and social security	314	—
Total trade and other creditors	8,110	15,245